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June 30, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

RE:	The Empire Builder Tax Free Bond Fund (the “Fund”) (File Nos. 002-86931 and 811-03907)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated June 27, 2008 does not differ from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 29 (the “Amendment”) to the Fund’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 29 on June 27, 2008 (Accession No. 0000891092-08-003244).

If you have any questions regarding this certification, please contact me at (617) 824 - 1221.

Respectfully,

/s/ Daniel J. Igo
Daniel J. Igo Secretary